BORROWINGS - Long term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BORROWINGS
Long-term borrowings	$ 523,634	$ 446,090
Future principal repayment on the long-term borrowings loans
2022	500,541
2023	336,504
2024	160,043
2025	6,822
2026	4,783
Thereafter	15,482
Total	1,024,175
Less: future principal repayment related to long-term borrowings, current portion	(500,541)
Total long-term portion	$ 523,634	$ 446,090
Minimum
BORROWINGS
Average interest rate on long-term borrowings (as a percent)	1.00%
Maximum
BORROWINGS
Average interest rate on long-term borrowings (as a percent)	5.70%